Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,906,000.00
Previously Paid Amount	2,852.26
Total Fee Amount	2,890.38
Total Offset Amount	0.00
Net Fee	$ 38.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A